Vessels Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 Vessel	Dec. 31, 2012
Vessels Held for Sale [Line Items]
Beginning balance	$ 109,178	$ 55,647
Transfers from vessels	0	101,222
Transfers from deferred charges	0	956
Remeasurement	0	8,000
Disposals	(109,178)	(56,647)
Ending balance	0	109,178	55,647
Beginning balance	(49,037)	(15,897)
Additions	0	(49,037)
Disposals	49,037	15,897
Ending balance	0	(49,037)	(15,897)
Net book value	0	60,141
Vessels disposed		8
Impairment loss			54,611
Write off of deferred dry dock cost associated with impaired vessels			1,179
Financed by the DVB and UOB loan facilities [Member]
Vessels Held for Sale [Line Items]
Remeasurement		1,000
Vessels disposed		7
Sale of vessel African Oryx [Member]
Vessels Held for Sale [Line Items]
Vessels disposed		1
Impairment loss		867
Financed by Piraeus Bank [Member]
Vessels Held for Sale [Line Items]
Vessels disposed	4
Davakis G. and Delos Ranger [Member]
Vessels Held for Sale [Line Items]
Remeasurement		7,000
Impairment loss		10,697
Financed by the DVB loan facility [Member]
Vessels Held for Sale [Line Items]
Impairment loss			67,275
Financed by the UOB loan facility [Member]
Vessels Held for Sale [Line Items]
Impairment loss			$ 24,078